Consolidated Statements of Changes in Shareholders' Equity - CAD CAD in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Deficit	Accumulated other comprehensive (loss) income
Beginning balance at Dec. 31, 2012	CAD 132,557	CAD 304,908		CAD 10,292	CAD (182,616)	CAD (27)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	69,184				69,184
Unrealized foreign currency translation loss	27					CAD 27
Exercised options	1,175	1,742		(567)
Stock-based compensation	632			632
Share purchase programs	(11,740)	(16,133)		4,393
Ending balance at Dec. 31, 2013	191,835	290,517		14,750	(113,432)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(1,169)				(1,169)
Unrealized foreign currency translation loss	0
Exercised options	2,807	4,521		(1,714)
Stock-based compensation	4,533			4,533
Dividends	(2,801)				(2,801)
Share purchase programs	(1,941)	(4,238)		2,297
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	(3,685)		CAD (3,685)
Ending balance at Dec. 31, 2014	189,579	290,800	(3,685)	19,866	(117,402)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(7,470)				(7,470)
Unrealized foreign currency translation loss	0
Exercised options	82	137		(55)
Stock-based compensation	583		99	484
Dividends	(2,597)				(2,597)
Share purchase programs	(6,185)	(15,417)		9,232
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	(2,374)		(2,374)
Ending balance at Dec. 31, 2015	CAD 171,618	CAD 275,520	CAD (5,960)	CAD 29,527	CAD (127,469)